Provisions for liabilities and charges - Narrative (Details)		3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 29, 2018 item	Jun. 30, 2018 GBP (£) item	Jun. 30, 2018 GBP (£) item	Jun. 30, 2018 GBP (£)	Dec. 31, 2017 GBP (£)	Dec. 31, 2014 GBP (£)	Jan. 01, 2018 GBP (£)	Jan. 01, 2017 GBP (£)	Dec. 31, 2016 GBP (£)
Disclosure of other provisions [line items]
Regulatory provisions				£ 823,000,000
Payments in respect of settlements, reimbursement rights						£ 217,000,000
Percentage of Insurance Paid Out So Far			53.00%
Description of Reactive Complaint Sensitivities			For every additional 1,000 reactive complaints per week above 13,000 on average from July 2018 through to the industry deadline of the end of August 2019, the Group would expect an additional charge of £150 million.
Number of additional reactive complaints | item			1,000
Other provisions		£ 4,642,000,000	£ 4,642,000,000	4,642,000,000	£ 5,546,000,000		£ 5,789,000,000	£ 5,789,000,000
Provision For Insurance Business Germany			0		639,000,000
MBNA
Disclosure of other provisions [line items]
Regulatory provisions			100,000,000
Group's exposure capped									£ 240,000,000
Payment Protection Insurance
Disclosure of other provisions [line items]
Regulatory provisions		460,000,000	£ 550,000,000
Total Payment Protection Insurance To Date		£ 19,225,000,000
Complaints per week | item		13,000
Number of PPI Policies Sold Since 2000 | item			16,000,000
Additional provisions			£ 150,000,000
Payment Protection Insurance | HBOS
Disclosure of other provisions [line items]
Number of customers offers accepted | item	56
Relating to the Transitional Service Agreement
Disclosure of other provisions [line items]
Unused provision reversed, other provisions			1,968,000,000
Relating to the Transitional Service Agreement | Payment Protection Insurance
Disclosure of other provisions [line items]
Payments in respect of settlements, reimbursement rights			1,020,000,000
Other Provisions for Legal Actions and Regulatory Matters
Disclosure of other provisions [line items]
Regulatory provisions				257,000,000
Additional provisions			257,000,000
Other provisions		£ 1,021,000,000	1,021,000,000	1,021,000,000	1,292,000,000
Other Provisions for Legal Actions and Regulatory Matters | Mis-selling of packaged bank accounts
Disclosure of other provisions [line items]
Additional provisions			25,000,000
Other provisions		775,000,000	775,000,000	775,000,000
Other Provisions for Legal Actions and Regulatory Matters | Management Fees and Activities
Disclosure of other provisions [line items]
Additional provisions			46,000,000
Other provisions		£ 688,000,000	£ 688,000,000	688,000,000
Impacted customers | item			565,000
Payment Protection Insurance Provision
Disclosure of other provisions [line items]
Regulatory provisions				£ 550,000,000
Payment Protection Insurance Provision | HBOS
Disclosure of other provisions [line items]
Regulatory provisions					£ 100,000,000
Number of customers offers received | item	67
Percentage of customers offers received	90.00%